Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments
Summary of financial instruments

The following table summarizes the carrying value relating to Vermilion’s financial instruments:

	As at Dec 31, 2019				As at Dec 31, 2018
	Amortized				Amortized
($M)	FVTPL	FVTOCI	Cost	Total	FVTPL	FVTOCI	Cost	Total
Cash and cash equivalents	29,028	—	—	29,028	26,809	—	—	26,809
Derivative assets	64,135	11,637	—	75,772	96,882	—	—	96,882
Derivative liabilities	(83,223)	(3,540)	—	(86,763)	(58,543)	—	—	(58,543)
Accounts receivable	—	—	211,409	211,409	—	—	260,322	260,322
Accounts payable and accrued liabilities	—	—	(312,442)	(312,442)	—	—	(449,651)	(449,651)
Dividends payable	—	—	(35,947)	(35,947)	—	—	(35,122)	(35,122)
Lease obligations	—	—	(93,072)	(93,072)	—	—	(108,189)	(108,189)
Long-term debt (1)	—	—	(1,924,665)	(1,924,665)	—	—	(1,796,207)	(1,796,207)

Summary of increase (decrease) to net earnings before tax

The following table summarizes the increase (positive values) or decrease (negative values) to net earnings before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2019	Dec 31, 2018
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	(1,599)	(2,205)
$0.01 decrease in strength of the Canadian dollar against the Euro	1,599	2,205

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	(5,594)	2,981
$0.01 decrease in strength of the Canadian dollar against the US $	5,594	(2,981)

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	(44,106)	(18,421)
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	47,777	17,351

Commodity price risk - European natural gas
€ 0.5/GJ increase in European natural gas price used to determine the fair value of derivatives	(28,192)	(36,508)
€ 0.5/GJ decrease in European natural gas price used to determine the fair value of derivatives	22,670	33,005

Schedule of undiscounted non-derivative financial liabilities and their contractual maturities

The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2019	134,502	208,752	5,136	1,608,435
December 31, 2018	167,491	306,927	10,355	1,472,087